Property And Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
OAK Street Health Inc and Affiliates [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,784	$ 1,956	$ 7,769	$ 5,344